CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Beginning balance (Previously stated) at Dec. 31, 2019	$ 116,846	$ 81,833	$ 7,305	$ 286	$ 16,026	$ 1,010	$ 7,876	$ (2,017)	$ 382	$ 30,868		$ 4,145
Changes in period:
Net income attributable to shareholders	(134)
Non-controlling interests	841
Net income	707
Other comprehensive income	818						1,005	(332)	145
Other comprehensive income	1,495
Other comprehensive income	2,313
Comprehensive income, attributable to owners of parent	684						1,005	(332)	145
Comprehensive income, attributable to non-controlling interests	2,336	2,336
Comprehensive income	3,020
Shareholder distributions
Preferred equity	(141)				141					(141)
Non-controlling interests	(6,493)	(6,493)
Other items
Issue of equity	12,449	12,719	63	(60)	(273)					(270)		0
Share-based compensation	36	0		59	(23)					36
Ownership changes	(2,349)	(3,591)			449	1,681	(1,351)	216	247	1,242
Total change in period	5,796	4,971	63	(1)	(848)	1,681	(346)	(116)	392	825		0
Ending balance (Previously stated) at Dec. 31, 2020	122,642	86,804	7,368	285	15,178	2,691	7,530	(2,133)	774	31,693		4,145
Ending balance at Dec. 31, 2020	122,642	86,804	7,368	285	15,178	2,691	7,530	(2,133)	774	31,693	$ 80,915	4,145	$ 5,889
Other items
Common equity	(726)				726					(726)
Net income attributable to shareholders	3,966
Non-controlling interests	8,422
Net income	12,388
Other comprehensive income	1,844						1,502	(318)	660
Other comprehensive income	3,390
Other comprehensive income	5,234
Comprehensive income, attributable to owners of parent	5,810						1,502	(318)	660
Comprehensive income, attributable to non-controlling interests	11,812	11,812
Comprehensive income	17,622
Preferred equity	(148)				(148)					(148)
Non-controlling interests	(8,163)	(8,163)
Issue of equity	5,281	2,468	3,170	(32)	(325)					2,813		0
Share-based compensation	46	0		67	(21)					46
Ownership changes	(1,201)	(4,535)			393	3,552	(751)	164	(24)	3,334
Total change in period	12,099	1,582	3,170	35	2,527	3,552	751	(154)	636	10,517		0
Ending balance at Dec. 31, 2021	134,741	$ 88,386	$ 10,538	$ 320	17,705	$ 6,243	$ 8,281	$ (2,287)	$ 1,410	42,210	$ 82,898	$ 4,145	$ 5,488
Other items
Common equity	$ (1,338)				$ (1,338)					$ (1,338)